Accounts payable, accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Deferred revenue	$547,662	$510,715
Accounts payable and accrued expenses	475,166	850,215
Accrued interest	336,910	352,374
Operating lease liabilities (Note 18)	135,215	173,595
Derivative liabilities (Note 13)	—	71,197
	$1,494,953	$1,958,096